Summary of Significant Policies and Basis of Preparation (Details)	12 Months Ended
Jun. 30, 2014
Building and improvements [Member]
Property and Equipment, Estimated Useful Lives	P39Y
Furniture and Equipment [Member]
Property and Equipment, Estimated Useful Lives	P3Y
Computer Equipment [Member]
Property and Equipment, Estimated Useful Lives	P3Y
Leasehold Improvements [Member]
Property and Equipment, Estimated Useful Lives	P3Y